Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss for the period	$ (1,403,770)	$ (2,243,859)	$ (2,497,836)	$ (3,789,246)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation		3,974		7,904
Depreciation	15,698	26,570	31,847	53,286
Unrealized gain on marketable equity securities	(303,152)	(34,024)	(339,084)	(54,823)
Amortized interest on term deposits	(397,395)		(781,773)
Changes in non-cash working capital:
Decrease in income tax receivable		591,735		591,735
Decrease in severance accrual			(531,981)
Decrease in contingent value rights accrual	(111,694)		(111,694)
Net increase in prepaid expense and other	(653,342)	(892,731)	(325,203)	(600,742)
Net increase in payables and accrued expenses	486,800	525,853	351,937	674,257
Net cash used in operating activities	(2,173,105)	(2,022,482)	(4,010,037)	(3,117,629)
Cash Flows from Investing Activities:
Purchase of term deposits	(17,375,708)		(30,453,013)
Proceeds from maturity of term deposits	10,200,000		20,400,000
Net cash used in investing activities	(7,175,708)		(10,053,013)
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(9,348,813)	(2,022,482)	(14,063,050)	(3,117,629)
Cash and cash equivalents - beginning of period	10,666,252	48,022,483	15,380,489	49,117,630
Cash and cash equivalents - end of period	$ 1,317,439	$ 46,000,001	$ 1,317,439	$ 46,000,001